Concentrations of Credit Risk (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Total net revenues from commissions and fees Customer concentration CNY	Dec. 31, 2011 Total net revenues from commissions and fees Customer concentration CNY	Dec. 31, 2010 Total net revenues from commissions and fees Customer concentration CNY	Dec. 31, 2012 Total net revenues from commissions and fees Customer concentration PICC CNY	Dec. 31, 2011 Total net revenues from commissions and fees Customer concentration PICC CNY	Dec. 31, 2010 Total net revenues from commissions and fees Customer concentration PICC CNY	Dec. 31, 2012 Total net revenues from commissions and fees Customer concentration China Pacific Property Insurance Co., Ltd CNY	Dec. 31, 2011 Total net revenues from commissions and fees Customer concentration China Pacific Property Insurance Co., Ltd CNY	Dec. 31, 2010 Total net revenues from commissions and fees Customer concentration China Pacific Property Insurance Co., Ltd CNY	Dec. 31, 2012 Total net revenues from commissions and fees Customer concentration Ping An Property & Casualty Insurance Company of China, Ltd CNY	Dec. 31, 2011 Total net revenues from commissions and fees Customer concentration Ping An Property & Casualty Insurance Company of China, Ltd CNY	Dec. 31, 2010 Total net revenues from commissions and fees Customer concentration Ping An Property & Casualty Insurance Company of China, Ltd CNY	Dec. 31, 2012 Accounts receivable Credit concentration CNY	Dec. 31, 2011 Accounts receivable Credit concentration CNY	Dec. 31, 2012 Accounts receivable Credit concentration PICC CNY	Dec. 31, 2011 Accounts receivable Credit concentration PICC CNY	Dec. 31, 2011 Accounts receivable Credit concentration Aviva-Cofco CNY
Concentrations of Credit Risk
Commissions and fees	$ 253,645	1,580,234	1,510,886	1,233,297	725,091	697,361	634,091	330,699	331,556	275,785	208,797	184,717	202,215	185,595	181,088	156,091
Accounts receivable	$ 31,499	196,244	166,363														32,980	49,003	32,980	31,982	17,021
Concentration risks (as a percent)					46.00%	46.00%	51.00%	21.00%	22.00%	22.00%	13.00%	12.00%	16.00%	12.00%	12.00%	13.00%	17.00%	28.00%	17.00%	18.00%	10.00%